Borrowing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Borrowing Arrangements

Note 9. Borrowing Arrangements

The Company’s outstanding debt obligations consisted of the following:

	June 30,	December 31,
	2021	2020
Term Loan	$2,489	$3,423
Dutch Landlord Loan	139	163
Convertible Promissory Notes	5,000	5,000
PPP Loan	—	1,982
	7,628	10,568
Less: current portion	(6,906)	(8,332)
Long-term debt	$722	$2,236

Term Loan

On October 29, 2018, the Company entered into a loan and security agreement (the “Term Loan”) for the principal sum of $5,000 with a maturity date of October 29, 2022. The Term Loan requires interest-only payments until October 29, 2019, followed by monthly payments of principal and interest. Interest is payable at a rate equal to the prime rate, plus 0.25% per annum. As of June 30, 2021 and December 31, 2020, the interest rate was 3.50% and 5.50%, respectively. In connection with the Term Loan, the bank is due a $75 fee in the event of a liquidity event valuing the Company above a certain threshold.

A liquidity event has not occurred as of June 30, 2021, therefore, the success fee has not been accrued or paid. The Term Loan is collateralized by substantially all assets of Company, excluding intellectual property, and requires certain financial and non-financial covenants which include, but are not limited to delivering audited financial statements to the lender within 180 days after year-end and delivering unaudited financial statements within 30 days after each month end, cash account minimums, minimum cumulative revenue  covenants and restrictions on capital expenditures. The Company was in compliance with these covenants at June 30, 2021. Interest expense totaled $54 and $93 for the six months ended June 30, 2021 and 2020, respectively.

Dutch Landlord Loan

On May 12, 2014, the Company entered into a loan agreement with its landlord at the Eindhoven factory to advance €242 (equivalent to $288 and $297 in total at June 30, 2021 and December 31, 2020, respectively) to finance leasehold improvements (the “Dutch Landlord Loan”). The Dutch Landlord Loan is unsecured and required interest-only payments until September 30, 2016, followed by monthly payments of principal and interest. Interest accrues at 8.50% per annum through the maturity date on September 30, 2024. Interest expense totaled $9 for the six months ended June 30, 2021 and 2020, respectively.

Convertible Promissory Notes

On June 19, 2019, the Company entered into note purchase agreements (the “Convertible Promissory Notes”) with certain stockholders of the Company for the aggregate principal sum of $5,000. The Convertible Promissory Notes bear interest at a rate of 8% per annum with all principal and interest due on or before the earlier of (i) December 19, 2020; and (ii) the closing of a Qualified Equity Financing, as defined below. The Convertible Promissory Notes are automatically converted into conversion shares upon the closing of a Qualified Equity Financing. Qualified Equity Financing is defined as the next sale by the Company of preferred stock following the date of the Convertible Promissory Notes on or prior to the maturity date with the principal purpose of raising capital. In the event there is a non-Qualified Equity Financing, the outstanding principal and unpaid accrued interest of each note may be converted, at the written election of the holders of the Convertible Promissory Notes, into conversion shares. Non-Qualified Equity Financing shall mean the next sale by the Company of its equity following the date of the Convertible Promissory Notes on or prior to the maturity date with the principal purpose of raising capital which is not a Qualified Equity Financing. If the next equity financing or a corporate transaction has not occurred on or before the maturity date of the Convertible Promissory Notes, the principal and unpaid accrued interest of each outstanding note may be converted, at the written election of each holder of the Convertible Promissory Notes, into conversion shares on the date of such written election. The number of conversion shares to be issued upon conversion shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due on a Convertible Promissory Note to be converted on the date of the conversion by (ii) the Conversion Price. The conversion price is defined as the Discounted Conversion Price, which is 70% of the next equity price per share. The Convertible Promissory Notes are subordinated in right of payment to all indebtedness of the Company arising under the Term Loan. At inception, the terms of the notes gave rise to a contingent beneficial conversion feature.

On December 14, 2020, the Company executed an amendment to the Convertible Promissory Notes that extended the maturity date to August 10, 2021. All other relevant terms and conditions of the Convertible Promissory Notes remain binding.

Interest expense totaled $200 and $200 for the six months ended June 30, 2021 and 2020, respectively.

Paycheck Protection Program Loan

On May 4, 2020, the Company received an unsecured loan of $1,982 under the Paycheck Protection Program (the “PPP Loan”). The Paycheck Protection Program (or “PPP”) was established under the recently enacted CARES Act and is administered by the U.S. Small Business Administration (“SBA”). On May 4, 2020, the Company entered into a promissory note with Pacific Western Bank evidencing the unsecured PPP Loan.

The PPP Loan has a maturity date of May 4, 2022 and accrues interest at an annual rate of 1.00%. To the extent the loan amount is not forgiven under the PPP, the Company is obligated to make monthly payments of principal and interest, beginning six months from the date of the note, until the maturity date. In October 2020, the PPP Flexibility Act of 2020 extended the deferral period for borrower payments on all PPP loans from six months to ten months. Interest expense totaled $18 for the six months ended June 30, 2021. There was no interest expense incurred for the six months ended June 30, 2020.

The CARES Act and the PPP provide a mechanism for forgiveness of up to the full amount borrowed. Under the PPP, the Company may apply for and be granted forgiveness for all or part of the PPP Loan. The amount of the loan proceeds eligible for forgiveness is based on a formula that takes into account a number of factors, including the amount of loan proceeds used by the Company during the eight-week period after the loan origination for certain purposes including payroll costs, and certain rent payments, mortgage payments, and utility payments, provided that at least 75% of the loan amount is used for eligible payroll costs. Subject to the other requirements and limitations on loan forgiveness, only loan proceeds spent on payroll and other eligible costs during the covered eight-week period will qualify for forgiveness.

As of June 30, 2021, the full principal and interest amount of $2,000 of the PPP Loan was forgiven and recorded in other income on the consolidated statement of operations and comprehensive income (loss).

Note 9. Borrowing Arrangements

The Company’s outstanding debt obligations consisted of the following:

	December 31,
	2020	2019
Term Loan	$3,423	$4,722
Dutch Landlord Loan	163	182
Convertible Promissory Notes	5,000	5,000
PPP Loan	1,982	—
	10,568	9,904
Less: current portion	(8,332)	(6,333)
Long-term debt	$2,236	$3,571

Term Loan

On October 29, 2018, the Company entered into a loan and security agreement (the “Term Loan”) for the principal sum of $5,000 with a maturity date of October 29, 2022. The Term Loan requires interest-only payments until October 29, 2019, followed by monthly payments of principal and interest. Interest is payable at a rate equal to the prime rate, plus 0.25% per annum. As of December 31, 2020 and 2019, the interest rate was 3.50% and 5.50%, respectively. In connection with the Term Loan, the bank is due a $75 fee in the event of a liquidity event valuing the Company above a certain threshold.

A liquidity event has not occurred as of December 31, 2020, therefore, the success fee has not been accrued or paid. The Term Loan is collateralized by substantially all assets of Company, excluding intellectual property, and requires certain financial and non-financial covenants which include, but are not limited to delivering audited financial statements to the lender within 180 days after year-end and delivering unaudited financial statements within 30 days after each month end, cash account minimums, minimum cumulative revenue covenants and restrictions on capital expenditures. The Company was in compliance with these covenants at December 31, 2020. Interest expense totaled $162 and $280 for the year ended December 31, 2020 and 2019, respectively.

Dutch Landlord Loan

On May 12, 2014, the Company entered into a loan agreement with its landlord at the Eindhoven factory to advance €242 (equivalent to $297 and $330 in total at December 31, 2020 and 2019, respectively) to finance leasehold improvements (the “Dutch Landlord Loan”). The Dutch Landlord Loan is unsecured and required interest-only payments until September 30, 2016, followed by monthly payments of principal and interest. Interest accrues at 8.50% per annum through the maturity date on September 30, 2024. Interest expense totaled $19 for the years ended December 31, 2020 and 2019, respectively.

Convertible Promissory Notes

On June 19, 2019, the Company entered into note purchase agreements (the “Convertible Promissory Notes”) with certain stockholders of the Company for the aggregate principal sum of $5,000. The Convertible Promissory Notes bear interest at a rate of 8% per annum with all principal and interest due on or before the earlier of (i) December 19, 2020; and (ii) the closing of a Qualified Equity Financing, as defined below. The Convertible Promissory Notes are automatically converted into conversion shares upon the closing of a Qualified Equity Financing. Qualified Equity Financing is defined as the next sale by the Company of preferred stock following the date of the Convertible Promissory Notes on or prior to the maturity date with the principal purpose of raising capital. In the event there is a non-Qualified Equity Financing, the outstanding principal and unpaid accrued interest of each note may be converted, at the written election of the holders of the Convertible Promissory Notes, into conversion shares. Non-Qualified Equity Financing shall mean the next sale by the Company of its equity following the date of the Convertible Promissory Notes on or prior to the maturity date with the principal purpose of raising capital which is not a Qualified Equity Financing. If the next equity financing or a corporate transaction has not occurred on or before the maturity date of the Convertible Promissory Notes, the principal and unpaid accrued interest of each outstanding note may be converted, at the written election of each holder of the Convertible Promissory Notes, into conversion shares on the date of such written election. The number of conversion shares to be issued upon conversion shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due on a Convertible Promissory Note to be converted on the date of the conversion by (ii) the Conversion Price. The conversion price is defined as the Discounted Conversion Price, which is 70% of the next equity price per share. The Convertible Promissory Notes are subordinated in right of payment to all indebtedness of the Company arising under the Term Loan. At inception, the terms of the notes gave rise to a contingent beneficial conversion feature.

On December 14, 2020, the Company executed an amendment to the Convertible Promissory Notes that extended the maturity date to June 19, 2021. All other relevant terms and conditions of the Convertible Promissory Notes remain binding.

Interest expense totaled $400 and $220 for the year ended December 31, 2020 and 2019, respectively.

Paycheck Protection Program Loan

On May 4, 2020, the Company received an unsecured $1,982 loan under the Paycheck Protection Program (the “PPP Loan”). The Paycheck Protection Program (or “PPP”) was established under the recently enacted CARES Act and is administered by the U.S. Small Business Administration (“SBA”). On May 4, 2020, the Company entered into a promissory note with Pacific Western Bank evidencing the unsecured PPP Loan.

The PPP Loan has a maturity date of May 4, 2022 and accrues interest at an annual rate of 1.00%. To the extent the loan amount is not forgiven under the PPP, the Company is obligated to make monthly payments of principal and interest, beginning six months from the date of the note, until the maturity date. In October 2020, the PPP Flexibility Act of 2020 extended the deferral period for borrower payments on all PPP loans from six months to ten months.

The CARES Act and the PPP provide a mechanism for forgiveness of up to the full amount borrowed. Under the PPP, the Company may apply for and be granted forgiveness for all or part of the PPP Loan. The amount of the loan proceeds eligible for forgiveness is based on a formula that takes into account a number of factors, including the amount of loan proceeds used by the Company during the eight-week period after the loan origination for certain purposes including payroll costs, and certain rent payments, mortgage payments, and utility payments, provided that at least 75% of the loan amount is used for eligible payroll costs. Subject to the other requirements and limitations on loan forgiveness, only loan proceeds spent on payroll and other eligible costs during the covered eight-week period will qualify for forgiveness. The Company intends to use the entire PPP Loan amount for qualifying expense, however, no assurance can be provided that the Company will obtain forgiveness of the PPP loan in whole or in part.

As of December 31, 2020, the PPP Loan remains outstanding in full, however the Company has applied for forbearance on the loan balance and expects to receive forbearance of the full principal amount based on the terms of the PPP Loan.

Future minimum payments of principal under debt obligations were as follows as of December 31, 2020:

2021	$8,332
2022	2,152
2023	44
2024	40
Total	$10,568